Trade Receivables (Details) - Schedule of Trade Receivables by Their Gross Amount by Maturity Period - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Receivables by Their Gross Amount by Maturity Period [Abstract]
Total	R$ 1,214	R$ 581
Due	R$ 1,202	R$ 576
Overdue less than 30 days	5	4
Overdue over 30 days	7	1